Leases	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Leases
D.7	Leases

	Land and buildings	Plant and equipment 2	Total
	US$m	US$m	US$m
Lease assets

Year ended 31 December 2022

Carrying amount at 1 January 2022	377	703	1,080

Acquisitions through business combination 1	120	22	142

Additions	4	238	242

Lease remeasurements	5	103	108

Depreciation	(42)	(266)	(308)

Carrying amount at 31 December 2022	464	800	1,264

At 31 December 2022

Historical cost and remeasurements	591	1,311	1,902

Accumulated depreciation, impairment and disposals	(127)	(511)	(638)

Net carrying amount	464	800	1,264

Lease liabilities

Year ended 31 December 2022

At 1 January 2022	437	930	1,367

Acquisitions through business combination 1	245	23	268

Additions	1	189	190

Repayments (principal and interest)	(60)	(305)	(365)

Accretion of interest	25	78	103

Lease remeasurements	(25)	96	71

Carrying amount at 31 December 2022	623	1,011	1,634
Current	48	276	324
Non-current	575	735	1,310
Carrying amount at 31 December 2022	623	1,011	1,634

Lease assets

Year ended 31 December 2021

Carrying amount at 1 January 2021	392	592	984

Additions	14	214	228

Lease remeasurements	15	16	31

Disposals at written down value	(12)	-	(12)

Depreciation	(32)	(119)	(151)

Carrying amount at 31 December 2021	377	703	1,080

At 31 December 2021

Historical cost	462	948	1,410

Accumulated depreciation and impairment	(85)	(245)	(330)

Net carrying amount	377	703	1,080

Lease liabilities

Year ended 31 December 2021

At 1 January 2021	484	794	1,278

Additions	7	244	251

Repayments (principal and interest)	(70)	(192)	(262)

Accretion of interest	25	72	97

Lease remeasurements	(9)	12	3

Carrying amount at 31 December 2021	437	930	1,367

Current	19	172	191

Non-current	418	758	1,176

Carrying amount at 31 December 2021	437	930	1,367

1.
Acquisitions through business combination have been recognised on a provisional basis. Adjustments will be made to the
provisional amounts if new information is obtained within 12 months from the acquisition date. Refer to Note B.5 for details.

2.	Marine, vessels and carriers have been included within plant and equipment for the year ended 31 December 2022. The 2021 amounts have been reclassified to be presented on the same basis.

Recognition and measurement
When a contract is entered into, the Group assesses whether the contract contains a lease. A lease arises when the Group has the right to direct the use of an identified asset which is not substitutable and to obtain substantially all economic benefits from the use of the asset throughout the period of use. The leases recognised by the Group predominantly relate to LNG vessels, property and drilling rigs.
The Group separates the lease and
non-lease
components of the contract and accounts for these separately. The Group allocates the consideration in the contract to each component on the basis of their relative stand-alone prices.
Leases as a lessee
Lease assets and lease liabilities are recognised at the lease commencement date, which is when the assets are available for use. The assets are initially measured at cost, which is the present value of future lease payments adjusted for any lease payments made at or before the commencement date, plus any make-good obligations and initial direct costs incurred.
Lease assets are depreciated using the straight-line method over the shorter of their useful life and the lease term. Refer to Note B.3 for the useful lives of assets. Periodic adjustments are made for any re-measurements
of the lease assets and for impairment losses, assessed in accordance with the Group’s impairment policies.
Lease liabilities are initially measured at the present value of future minimum lease payments, discounted using the Group’s incremental borrowing rate if the rate implicit in the lease cannot be readily determined, and are subsequently measured at amortised cost using the effective interest rate. Minimum lease payments are fixed payments or index-based variable payments incorporating the Group’s expectations of extension options and do not include non-lease
components of a contract. A portfolio approach was taken when determining the implicit discount rate for LNG vessels with similar terms and conditions on transition.
The lease liability is remeasured when there are changes in future lease payments arising from a change in rates, index or lease terms from exercising an extension or termination option. A corresponding adjustment is made to the carrying amount of the lease assets, with any excess recognised in the consolidated income statement.
There are no restrictions placed upon the lessee by entering into these leases.
Short-term leases and leases of low value
Short-term leases (lease term of 12 months or less) and leases of low value assets are recognised as incurred as an expense in the consolidated income statement. Low value assets comprise plant and equipment.
Foreign exchange risk
The Group held $441 million of lease liabilities at 31 December 2022 (2021: $476 million) in currencies other than the US dollar (predominantly Australian dollars).
Maturity profile of lease liabilities
The table below presents the contractual undiscounted cash flows associated with the Group’s lease liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2022 US$m	2021 US$m
Due for payment in:
1 year or less	433	283
1-2 years	272	283
2-3 years	199	191
3-4 years	186	171
4-5 years	176	161
More than 5 years	966	789
	2,232	1,878

Lease commitments
The table below presents the contractual undiscounted cash flows associated with the Group’s future lease commitments for non-cancellable
leases not yet commenced, representing principal and interest.

	2022 US$m	2021 US$m
Due for payment in:
Within one year	67	80
After one year but not more than five years	263	159
Later than five years	1,288	49
	1,618	288
Payments of $162 million (2021: $68 million) for short-term leases (lease term of 12 months or less) and payments of $12 million (2021: $18 million) for leases of low value assets were expensed in the consolidated income statement. Total payments for leases in the consolidated statement of cash flows are $525 million (2021: $330 million), with $258 million (2021: $244 million) included in financing activities.
The Group has short-term and low value lease commitments for marine vessels and carriers, property, drill rigs and plant and equipment contracted for, but not provided for in the financial statements, of $60 million (2021: $53 million).

Key estimates and judgements

(a) Control
Judgement is required to assess whether a contract is or contains a lease at inception by assessing whether the Group has the right to direct the use of the identified asset and obtain substantially all the economic benefits from the use of that asset.

(b) Lease term
Judgement is required when assessing the term of the lease and whether to include optional extension and termination periods. Option periods are only included in determining the lease term at inception when they are reasonably certain to be exercised.

Lease terms are reassessed when a significant change in circumstances occurs. On this basis, possible additional lease payments amounting to $2,323 million (2021: $1,654 million) were not included in the measurement of lease liabilities.

(c) lnterest in joint arrangements
Judgement is required to determine the Group’s rights and obligations for lease contracts within joint operations, to assess whether lease liabilities are recognised gross (100%) or in proportion to the Group’s participating interest in the joint operation. This includes an evaluation of whether the lease arrangement contains a sublease with the joint operation.

(d) Discount rates
Judgement is required to determine the discount rate, where the discount rate is the Group’s incremental borrowing rate if the rate implicit in the lease cannot be readily determined. The incremental borrowing rate is determined with reference to the Group’s borrowing portfolio at the inception of the arrangement or the time of the modification.